Discontinued Operations - Results of Discontinued Operations (Detail) - CAD ($) $ in Millions		3 Months Ended	6 Months Ended
		Jun. 30, 2018	Jun. 30, 2018
Revenues
Gross Sales		$ (1)	$ 15
Less: Royalties		2	1
Revenue		(3)	14
Expenses
Transportation and Blending			1
Operating		(32)	(27)
Production and Mineral Taxes		2	1
Operating Margin		27	39
Earnings (Loss) From Discontinued Operations Before Income Tax		27	39
Deferred Tax Expense (Recovery)		7	10
After-tax Earnings (Loss) From Discontinued Operations		20	29
After-tax Gain (Loss) on Discontinuance	[1]	(28)	223
Net Earnings (Loss) From Discontinued Operations		$ (8)	$ 252

[1]	Net of deferred tax recovery of $10 million in the three months ended June 30, 2018 and net of deferred tax expense of $83 million in the six months ended June 30, 2018.